Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
9. Financial assets at fair value through profit or loss
9.1. Debt securities

	December 31, 2021	December 31, 2020
Government securities	1,396,145	1,381,603
Private securities - Corporate bonds	780	41,415

TOTAL	1,396,925	1,423,018

9.2.	Derivatives
The Group uses derivatives, not designated in a qualifying hedge relationship, to manage its exposure of foreign currency and interest rate risks. The instruments used include interest rate swaps and forward contracts (net settled in pesos).

	December 31, 2021	December 31, 2020
Foreign Currency Forwards	2,813,384	4,069,007
Interest Rate Swaps	3,098	—
Put Option - Prisma Medios de Pago S.A. (1)	—	1,784,130

TOTAL	2,816,482	5,853,137

(1)
On October 1, 2021, the Bank, together with the other Class B Shareholders, gave notice with respect to the exercise of the put option and therefore started the procedure to sell 49% of the capital stock in Prisma Medios of Pago S.A. (see Note 9.3).

The notional amounts of foreign currency forward transactions, stated in U.S. Dollars (US$) and in Euros, as the case may be, as well as the notional amounts of interest rate swaps are reported below:

	December 31, 2021	December 31, 2020
Foreign Currency Forwards
Foreign currency forward purchases - US$	1,189,085	1,011,403
Foreign currency forward sales - US$	1,129,832	978,794
Foreign currency forward sales - Euros	11,432	6,834
Interest rate swaps
Fixed rate for floating rate	180,000	—
Definitions:
Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.

9.3.	Equity instruments

	December 31, 2021	December 31, 2020
Prisma Medios de Pago S.A. (1)	4,113,917	9,107,526
Mercado de Valores de Buenos Aires S.A.	260,000	232,450
BYMA-Bolsas y Mercados Argentinos S.A.	124,312	205,693
Investment Funds	1,905,039	2,221,661

TOTAL	6,403,268	11,767,330

(1)
This balance corresponds to the amount of 10,805,542 shares held in Prisma Medios de Pago S.A., representing 5.44% of such company’s capital stock. Such equity interest was measured at fair value, which management estimated using a report prepared by independent appraisers.

On February 1, 2019, the transfer of 2,344,064 registered, common shares with a nominal value of $ 1 each and one vote per share, was made for the benefit of AI Zenith (Netherlands) B.V. (a company related to Advent International Global Private Equity).
In accordance with the provisions of the offer for the purchase of those shares by AI Zenith (Netherlands) B.V., and accepted by the Bank, the total estimated price was US$ 78,265,273, out of which, on February 1, 2019, the Bank received US$ 46,457,210, and the unpaid balance was deferred over the following 5 (five) years and settled as follows: (i) 30% of that amount to be paid in pesos, adjusted by the Reference Stabilization Coefficient
-an
index based on
CPI-
(CER) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%.
On July 22, 2019, the Entity completed the assessment of the selling price of the shares. Such price amounts to US$ 76,947,895.33. The difference between the final price and the estimated price was discounted from the outstanding balance; therefore, the Bank did not have to return the funds it had received. The selling terms include a put option, by which the Bank was able to sell the remaining interests in Prima Medios de Pago S.A. to the buyer on December 30, 2021.
On October 1, 2021, the Bank, together with the other Class B Shareholders, gave notice with respect to the exercise of the put option and therefore started the procedure to sell 49% of the capital stock of the company.
On March 18, 2022, the transfer of the entire remaining shareholding of the Bank in Prisma Medios de Pago S.A. has been completed for a price of US$ 40,038,121.84.